Organization and Principal Activities (Details)	12 Months Ended
Dec. 31, 2025 shares
Organization and Principal Activities [Line Items]
Incorporation date	Nov. 24, 2023
Percentage of ordinary shares issued and outstanding	90.00%
FST Merger Ltd. [Member]
Organization and Principal Activities [Line Items]
Equity owned, percentage	99.34%
Issuance of shares (in Shares)	37,749,381
FST Corp. [Member]
Organization and Principal Activities [Line Items]
Equity owned, percentage	99.34%